Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Phillips Street Trust
Entity Central Index Key	0000278001
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Government Cash Reserves
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Cash Reserves
Class Name	Fidelity® Government Cash Reserves
Trading Symbol	FDRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Cash Reserves for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Cash Reserves	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 226,004,428,416
Holdings Count | shares	661
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$226,004,428,416
Number of Holdings	661

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 78.4 8-30 3.1 31-60 5.3 61-90 3.5 91-180 3.2 >180 7.4 Repurchase Agreements 52.2 U.S. Government Agency - Debt 35.3 U.S. Treasury Obligations 13.4 ASSET ALLOCATION (% of Fund's net assets) Repurchase Agreements - 52.2 U.S. Government Agency - Debt - 35.3 U.S. Treasury Obligations - 13.4 Net Other Assets (Liabilities) - (0.9)%